Financial Assets and Financial Liabilities - VTB Facilities - Additional Information (Parenthetical) (Detail) - VTB facilities [member] ₽ in Millions	12 Months Ended
Dec. 31, 2017 RUB (₽)
Disclosure of detailed information about borrowings [line items]
Cash flows arising from settlement of VTB credit facilities	₽ 5,000
Total amount of quarterly installments paid within 36 months to cancel penalties	895
Penalties are to be cancelled	₽ 9,761